Average number of employees	12 Months Ended
Dec. 31, 2023
Number and average number of employees [abstract]
Average number of employees	25 Average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)
	2023	2022	2021	2023	2022	2021
Principal locations of employment:
Australia and New Zealand	25,045	23,829	21,861	725	704	648
Canada	13,864	13,344	12,270	5	—	—
UK	323	202	189	—	—	—
Europe	912	994	1,003	25	—	—
Africa	3,180	2,797	2,484	1,176	1,218	1,253
US	3,973	3,655	3,471	58	—	—
Mongolia	4,700	4,175	3,513	—	—	—
South America	389	286	213	1,414	1,383	1,353
India	611	396	354	—	—	—
Singapore	469	454	450	—	—	—
Other countries(a)	305	289	283	—	—	—
Total	53,771	50,421	46,091	3,403	3,305	3,254
(a) “Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.
Employee numbers, which represent the average for the year, include 100% of employees of subsidiary companies. Employee numbers for joint operations and equity accounted units are proportional to the Group’s interest under contractual agreements. Average employee numbers include a part-year effect for companies acquired or disposed of during the year.
Part-time employees are included on a full-time-equivalent basis. Temporary employees are included in employee numbers.
People employed by contractors are not included.